SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	985,485
Granted | shares	38,000
Exercised | shares	(178,771)
Forfeited | shares	(18,010)
Outstanding - end of the year | shares	826,704
Options exercisable at the end of the year | shares	202,704
Vested and expected to vest | shares	826,704
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 32.28
Granted | $ / shares	36.08
Exercised | $ / shares	9.85
Forfeited | $ / shares	34.60
Outstanding - end of the year | $ / shares	37.26
Options exercisable at the end of the year | $ / shares	38.32
Vested and expected to vest | $ / shares	$ 37.26
Aggregate intrinsic value
Exercised | $	$ 1,761
Outstanding - end of the year | $	330
Options exercisable at the end of the year | $	330
Vested and expected to vest | $	$ 330